Related Party Transactions - Schedule of significant related party transactions, other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions
Other payables	$ 62	$ 72
CyberLink
Related Party Transactions
Other payables	39	46
CyberLink-Japan
Related Party Transactions
Other payables	$ 23	$ 26